Long-Term Investments (Schedule Of Long-Term Investments - Investments In Altynalmas Gold Ltd.) (Detail) (Altynalmas Gold Ltd. [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Altynalmas Gold Ltd. [Member]
Long Term Investment [Line Items]
Amount due from Altynalmas	$ 156,751		$ 123,617
Share of equity method losses in excess of common share investment	(156,751)		(123,617)
Net investment in Altynalmas		[1]		[1]

[1]	The Company holds a 50.0% interest in Altynalmas, which owns the Kyzyl Gold Project that hosts the Bakyrchik and Bolshevik gold deposits in Kazakhstan. December 31, 2012 2011 Amount due from Altynalmas $ 156,751 $ 123,617 Share of equity method losses in excess of common share investment (156,751) (123,617) Net investment in Altynalmas $ - $ - Amounts advanced to Altynalmas bear interest compounded monthly at a rate per annum equal to the one month London Inter-bank Offered Rate ("LIBOR") plus 3.0% and are due on demand. During 2012, Turquoise Hill recorded a $33.1 million (2011 - $23.1 million) share of loss on this investment. On February 13, 2013, the Company signed a binding agreement with Sumeru Gold BV for the sale of the Company's 50% interest in Altynalmas for a total cash consideration of $300.0 million. Completion of the proposed transaction is subject to customary closing conditions, including regulatory approvals from the Republic of Kazakhstan's competent authorities. The transaction is expected to close in the second quarter of 2013.